UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 07/31

Date of reporting period: 01/31/20

Item 1. Reports to Stockholders.

Franklin Emerging Market Core Equity (IU) Fund

Your Fund’s Expenses

Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value[1]	Ending Account Value 1/31/20	Expenses Paid During Period 8/19/19–1/31/20[2,3]	Ending Account Value 1/31/20	Expenses Paid During Period 8/1/19–1/31/20[2,3]	Net Annualized Expense Ratio[3]
$1,000	$1,034.50	$0.00	$1,025.14	$0.00	0.00%

1. August 19, 2019 for Actual; August 1, 2019 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period for Hypothetical expenses. Non-recurring expenses are not annualized. For Actual expenses, the multiplier is 166/366 to reflect the number of days since effective date.

3. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin International Core Equity (IU) Fund

Your Fund’s Expenses

Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value[1]	Ending Account Value 1/31/20	Expenses Paid During Period 8/19/19–1/31/20[2,3]	Ending Account Value 1/31/20	Expenses Paid During Period 8/1/19–1/31/20[2,3]	Net Annualized Expense Ratio[3]
$1,000	$1,114.30	$0.00	$1,025.14	$0.00	0.00%

1. August 19, 2019 for Actual; August 1, 2019 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period for Hypothetical expenses. Non-recurring expenses are not annualized. For Actual expenses, the multiplier is 166/366 to reflect the number of days since effective date.

3. Reflects expenses after fee waivers and expense reimbursements.

1	Semiannual Report	franklintempleton.com

Franklin U.S. Core Equity (IU) Fund

Your Fund’s Expenses

Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value[1]	Ending Account Value 1/31/20	Expenses Paid During Period 8/19/19–1/31/20[2,3]	Ending Account Value 1/31/20	Expenses Paid During Period 8/1/19–1/31/20[2,3]	Net Annualized Expense Ratio[3]
$1,000	$1,099.10	$0.00	$1,025.14	$0.00	0.00%

1. August 19, 2019 for Actual; August 1, 2019 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period. Non-recurring expenses are not annualized. For Actual expenses, the multiplier is 166/366 to reflect the number of days since effective date.

3. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Emerging Market Core Equity (IU) Fund

	Six Months Ended January 31, 2020 (unaudited)[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.00

Income from investment operations[b]:

Net investment income[c]	0.15

Net realized and unrealized gains (losses)	0.19

Total from investment operations	0.34

Less distributions from:

Net investment income	(0.04)

Net realized gains	(—)	[d]

Total distributions	(0.04)

Net asset value, end of period	$10.30

Total return[e]	3.45%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.14%

Expenses net of waiver and payments by affiliates	—%

Net investment income	2.77%

Supplemental data

Net assets, end of period (000’s)	$159,831

Portfolio turnover rate	48.88%

aFor the period August 19, 2019 (effective date) to January 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, January 31, 2020 (unaudited)

Franklin Emerging Market Core Equity (IU) Fund

	Country	Shares/ Units	Value

Common Stocks and Other Equity Interests 87.2%
Communication Services 11.7%
Advanced Info Service PCL, fgn	Thailand	350,900	$2,290,675
CD Projekt SA	Poland	10,207	740,726
China Mobile Ltd.	China	590,000	4,878,137
China Telecom Corp. Ltd., H	China	2,708,000	1,060,203
Cyfrowy Polsat SA	Poland	104,754	734,277
Globe Telecom Inc.	Philippines	8,985	332,778
LG Uplus Corp.	South Korea	29,795	330,037
NetEase Inc., ADR	China	4,400	1,411,344
PLDT Inc.	Philippines	22,840	445,790
Tencent Holdings Ltd.	China	135,100	6,489,797

			18,713,764

Consumer Discretionary 16.1%
[a] Alibaba Group Holding Ltd., ADR	China	42,300	8,738,757
Anta Sports Products Ltd.	China	110,000	965,440
BAIC Motor Corp. Ltd., H	China	442,000	220,293
Bosideng International Holdings Ltd.	China	858,000	285,085
[a,b,c] China East Education Holdings Ltd., 144A, Reg S	China	113,500	212,533
Eclat Textile Co. Ltd.	Taiwan	50,000	634,319
Feng Tay Enterprise Co. Ltd.	Taiwan	88,000	523,920
Gree Electric Appliances Inc. of Zhuhai, A	China	49,500	441,552
Haier Electronics Group Co. Ltd.	China	169,000	512,560
Hotai Motor Co. Ltd.	Taiwan	48,000	973,888
Huayu Automotive Systems Co. Ltd.	China	49,002	184,947
JUMBO SA	Greece	25,652	522,662
Kia Motors Corp.	South Korea	79,742	2,726,553
Li Ning Co. Ltd.	China	517,000	1,534,717
Mr. Price Group Ltd.	South Africa	71,443	810,078
[a] New Oriental Education & Technology Group Inc., ADR	China	14,700	1,786,785
Nien Made Enterprise Co. Ltd.	Taiwan	43,000	346,411
OPAP SA	Greece	12,931	161,352
Pou Chen Corp.	Taiwan	593,000	681,284
Truworths International Ltd.	South Africa	56,566	166,267
[a] Vipshop Holdings Ltd., ADR	China	107,800	1,372,294
Woongjin Coway Co. Ltd.	South Korea	13,785	1,011,823
Yum China Holdings Inc.	China	16,900	727,883
Zhongsheng Group Holdings Ltd.	China	50,000	185,451

			25,726,854

Consumer Staples 5.1%
BGF Retail Co. Ltd.	South Korea	2,109	290,914
British American Tobacco Malaysia Bhd	Malaysia	82,900	238,418
Dali Foods Group Co. Ltd.	China	402,000	284,227
Eastern Co. SAE	Egypt	245,291	232,871
Foshan Haitian Flavouring & Food Co. Ltd.	China	37,439	568,625
Henan Shuanghui Investment & Development Co. Ltd.	China	45,034	184,514
JBS SA	United States	157,000	1,011,212
Kimberly-Clark de Mexico SAB de CV, A	Mexico	401,800	831,715

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Core Equity (IU) Fund (continued)

	Country	Shares/ Units	Value

Common Stocks and Other Equity Interests (continued)
Consumer Staples (continued)
Kweichow Moutai Co. Ltd., A	China	6,800	$998,732
Nestle (Malaysia) Bhd	Malaysia	18,800	662,314
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	China	14,300	185,911
Standard Foods Corp.	Taiwan	109,000	247,192
Unilever Indonesia Tbk PT	Indonesia	2,054,100	1,195,906
Uni-President China Holdings Ltd.	China	306,000	313,691
Wuliangye Yibin Co. Ltd.	China	45,900	801,934
[a,c] X5 Retail Group NV, GDR, Reg S	Russia	4,909	179,393

			8,227,569

Energy 3.8%
Adaro Energy Tbk PT	Indonesia	3,919,700	351,639
Bukit Asam Tbk PT	Indonesia	888,500	143,800
China Shenhua Energy Co. Ltd., H	China	494,000	874,139
CNOOC Ltd.	China	1,067,000	1,629,731
Qatar Fuel QSC	Qatar	162,344	975,260
Shaanxi Coal Industry Co. Ltd.	China	130,200	154,769
Tatneft PAO	Russia	133,946	1,595,288
Yanzhou Coal Mining Co. Ltd., H	China	460,000	342,415

			6,067,041

Financials 16.1%
[a] Banco Macro SA, ADR	Argentina	7,000	214,690
Bank of Beijing Co. Ltd., A	China	339,800	261,436
Bank of China Ltd., A	China	566,200	290,783
Bank of China Ltd., H	China	10,532,000	4,109,797
Bank of Communications Co. Ltd., A	China	629,800	489,358
Bank of Communications Co. Ltd., H	China	1,291,000	831,310
Bank of Jiangsu Co. Ltd., A	China	187,400	184,643
Bank of Nanjing Co. Ltd., A	China	137,000	159,669
BDO Unibank Inc.	Philippines	227,460	659,692
Chailease Holding Co. Ltd.	Taiwan	259,000	1,068,331
China Cinda Asset Management Co. Ltd., H	China	1,644,000	332,406
China CITIC Bank Corp. Ltd., H	China	2,408,000	1,265,271
China Construction Bank Corp., H	China	3,637,000	2,786,937
China Everbright Bank Co. Ltd., A	China	649,600	368,424
China Everbright Bank Co. Ltd., H	China	863,000	347,874
[a] China Life Insurance Co. Ltd.	Taiwan	717,000	579,109
China Minsheng Banking Corp. Ltd., A	China	572,400	494,018
China Minsheng Banking Corp. Ltd., H	China	1,917,000	1,347,975
Chongqing Rural Commercial Bank Co. Ltd., H	China	625,000	288,158
Dubai Islamic Bank PJSC	United Arab Emirates	1,366,390	2,124,144
Huaxia Bank Co. Ltd., A	China	206,000	216,703
Industrial Bank Co. Ltd., A	China	337,100	881,759
IRB Brasil Resseguros SA	Brazil	209,300	2,191,221
Meritz Securities Co. Ltd.	South Korea	85,237	260,803
People’s Insurance Co. Group of China Ltd., H	China	1,082,000	390,169
RMB Holdings Ltd.	South Africa	215,348	1,058,271

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Core Equity (IU) Fund (continued)

	Country	Shares/ Units	Value

Common Stocks and Other Equity Interests (continued)
Financials (continued)
Shanghai Pudong Development Bank Co. Ltd., A	China	469,700	$749,869
[a] Srisawad Power 1979 PCL, fgn	Thailand	196,800	472,320
Sul America SA, units consisting of common stock and preferred stock	Brazil	53,900	793,008
[a] Turkiye Is Bankasi AS, C	Turkey	444,878	538,917

			25,757,065

Health Care 2.0%
China Medical System Holdings Ltd.	China	385,000	517,640
CSPC Pharmaceutical Group Ltd.	China	456,000	1,015,963
Luye Pharma Group Ltd.	China	313,500	203,486
Richter Gedeon Nyrt	Hungary	35,077	754,146
Shandong Weigao Group Medical Polymer Co. Ltd., H	China	548,000	655,637

			3,146,872

Industrials 2.9%
A-Living Services Co. Ltd., H	China	45,801	153,656
[a] China Lesso Group Holdings Ltd.	China	288,000	373,869
Country Garden Services Holdings Co. Ltd.	China	281,000	919,194
Daqin Railway Co. Ltd., A	China	240,624	265,036
Haitian International Holdings Ltd.	China	171,000	373,499
International Container Terminal Services Inc.	Philippines	63,700	162,277
Posco International Corp.	South Korea	12,642	178,082
S-1 Corp.	South Korea	4,669	355,587
Sinotruk Hong Kong Ltd.	China	185,500	322,511
SM Investments Corp.	Philippines	13,890	264,299
TAV Havalimanlari Holding AS	Turkey	50,475	229,735
Weichai Power Co. Ltd., A	China	93,600	176,960
Weichai Power Co. Ltd., H	China	333,000	591,821
Westports Holdings Bhd	Malaysia	232,000	223,730

			4,590,256

Information Technology 19.5%
Accton Technology Corp.	Taiwan	118,000	623,866
Advantech Co. Ltd.	Taiwan	92,000	872,861
Chicony Electronics Co. Ltd.	Taiwan	161,000	450,926
Foxconn Technology Co. Ltd.	Taiwan	248,000	489,593
Globalwafers Co. Ltd.	Taiwan	60,000	769,845
[a] Globant SA	Argentina	3,100	380,370
Hon Hai Precision Industry Co. Ltd.	Taiwan	915,000	2,474,701
Infosys Ltd., ADR	India	230,800	2,529,568
Novatek Microelectronics Corp. Ltd.	Taiwan	162,000	1,136,233
Pegatron Corp.	Taiwan	532,000	1,097,177
Realtek Semiconductor Corp.	Taiwan	130,000	1,038,949
Samsung Electronics Co. Ltd.	South Korea	145,192	6,845,817
Shenzhen Goodix Technology Co. Ltd., A	China	6,100	289,359
SK Hynix Inc.	South Korea	16,079	1,256,823
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	899,000	9,223,313
Walsin Technology Corp.	Taiwan	74,000	502,526

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Core Equity (IU) Fund (continued)

	Country	Shares/ Units	Value

Common Stocks and Other Equity Interests (continued)
Information Technology (continued)
Wistron Corp.	Taiwan	765,000	$678,155
Zhen Ding Technology Holding Ltd.	Taiwan	148,000	569,376

			31,229,458

Materials 4.9%
Anglo American Platinum Ltd.	South Africa	12,168	972,817
Anhui Conch Cement Co. Ltd., A	China	64,400	436,292
Anhui Conch Cement Co. Ltd., H	China	226,000	1,458,187
China Resources Cement Holdings Ltd.	China	382,000	432,433
Kumba Iron Ore Ltd.	South Africa	17,899	417,001
MMC Norilsk Nickel PJSC	Russia	12,735	4,145,596

			7,862,326

Real Estate 2.9%
China Aoyuan Group Ltd.	China	306,000	414,576
China Fortune Land Development Co. Ltd., A	China	49,300	182,099
China Overseas Land & Investment Ltd.	China	416,000	1,352,763
Emaar Properties PJSC	United Arab Emirates	252,477	277,700
Fibra Uno Administracion SA de CV	Mexico	831,800	1,367,665
KWG Group Holdings Ltd.	China	348,500	456,896
Logan Property Holdings Co. Ltd.	China	246,000	376,373
Ruentex Development Co. Ltd.	Taiwan	148,000	205,651

			4,633,723

Utilities 2.2%
Aguas Andinas SA, A	Chile	686,787	257,447
China Resources Gas Group Ltd.	China	134,000	709,273
Companhia de Saneamento Basico do Estado de Sao Paulo	Brazil	55,300	787,777
Enel Americas SA	Chile	4,390,380	865,124
Enel Chile SA	Chile	1,748,408	165,817
Manila Electric Co.	Philippines	61,380	307,922
Perusahaan Gas Negara (Persero) Tbk PT	Indonesia	2,897,500	361,790

			3,455,150

Total Common Stocks and Other Equity Interests (Cost $141,072,530)			139,410,078

Management Investment Companies 8.8%
Financials 8.8%
iShares MSCI India ETF	India	219,112	7,557,173
iShares MSCI Russia ETF	Russia	77,249	3,211,241
iShares MSCI Saudi Arabia ETF	Saudi Arabia	111,107	3,318,766

Total Management Investment Companies (Cost $14,117,639)			14,087,180

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Core Equity (IU) Fund (continued)

	Country	Shares	Value

Preferred Stocks 2.4%
Financials 2.4%
[d] Grupo de Inversiones Surameric SA, 1.971%, pfd	Colombia	36,595	$298,538
[d] Itausa-Investimentos Itau SA, 9.259%, pfd	Brazil	1,163,200	3,493,362

Total Preferred Stocks (Cost $4,284,720)			3,791,900

Total Investments (Cost $159,474,889) 98.4%			157,289,158

Other Assets, less Liabilities 1.6%			2,541,463

Net Assets 100.0%			$159,830,621

See Abbreviations on page 32.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the value of this security was $212,533, representing 0.1% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2020, the aggregate value of these securities was $391,926, representing 0.2% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin International Core Equity (IU) Fund

Six Months Ended January 31, 2020 (unaudited)[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.00

Income from investment operations[b]:

Net investment income[c]	0.09

Net realized and unrealized gains (losses)	1.05

Total from investment operations	1.14

Less distributions from:

Net investment income	(0.12)

Net asset value, end of period	$11.02

Total return[d]	11.43%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates.	0.06%

Expenses net of waiver and payments by affiliates	—%

Net investment income	1.69%

Supplemental data

Net assets, end of period (000’s)	$278,437

Portfolio turnover rate	42.61%

aFor the period August 19, 2019 (effective date) to January 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

9	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, January 31, 2020 (unaudited)

Franklin International Core Equity (IU) Fund

	Country	Shares	Value

Common Stocks 98.9%
Communication Services 7.7%
Auto Trader Group PLC	United Kingdom	122,075	$900,560
Deutsche Telekom AG	Germany	206,807	3,349,708
Kakaku.com Inc.	Japan	37,400	992,502
KDDI Corp.	Japan	98,200	2,963,896
Millicom International Cellular SA, IDR	Colombia	9,427	445,948
Nippon Telegraph & Telephone Corp.	Japan	92,800	2,386,041
NTT DOCOMO Inc.	Japan	105,600	3,027,444
Proximus SADP	Belgium	42,442	1,209,371
SES SA, IDR	Luxembourg	14,320	176,381
Swisscom AG	Switzerland	6,033	3,309,742
Telefonica SA	Spain	388,244	2,626,206

			21,387,799

Consumer Discretionary 12.2%
Adidas AG	Germany	7,162	2,264,214
Bandai Namco Holdings Inc.	Japan	22,700	1,335,922
Barratt Developments PLC	United Kingdom	241,795	2,559,431
The Berkeley Group Holdings PLC	United Kingdom	34,334	2,370,782
Burberry Group PLC	United Kingdom	35,464	909,105
Cie Generale des Etablissements Michelin SCA	France	11,487	1,337,785
Faurecia SE	France	15,947	763,574
Fiat Chrysler Automobiles NV	United Kingdom	71,860	935,082
Harvey Norman Holdings Ltd.	Australia	156,262	438,481
Hennes & Mauritz AB, B	Sweden	52,317	1,147,836
Hermes International	France	4,007	3,007,057
Hugo Boss AG	Germany	15,920	752,155
Industria de Diseno Textil SA	Spain	56,712	1,907,231
Moncler SpA	Italy	24,318	1,051,920
Next PLC	United Kingdom	14,229	1,292,830
Nokian Renkaat OYJ	Finland	13,175	354,293
Pandora AS	Denmark	12,243	631,975
Persimmon PLC	United Kingdom	84,204	3,389,123
Peugeot SA	France	73,109	1,509,063
Sekisui House Ltd.	Japan	139,700	3,043,430
Taylor Wimpey PLC	United Kingdom	917,089	2,600,663
Zozo Inc.	Japan	22,400	376,795

			33,978,747

Consumer Staples 10.3%
[a] a2 Milk Co. Ltd.	New Zealand	32,915	315,363
Coca-Cola Amatil Ltd.	Australia	141,505	1,124,302
Coles Group Ltd.	Australia	222,496	2,441,274
Jeronimo Martins SGPS SA	Portugal	38,139	656,352
Koninklijke Ahold Delhaize NV	Netherlands	119,599	2,944,902
Meiji Holdings Co. Ltd.	Japan	21,200	1,510,164
Nestle SA	Switzerland	80,142	8,838,152
Seven & i Holdings Co. Ltd.	Japan	38,600	1,501,972
Sundrug Co. Ltd.	Japan	19,400	667,700

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Core Equity (IU) Fund (continued)

	Country	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
Unilever NV	United Kingdom	74,732	$4,368,250
Unilever PLC	United Kingdom	60,833	3,627,945
[b] WH Group Ltd., Reg S	Hong Kong	765,000	734,966

			28,731,342

Energy 6.5%
Eni SpA	Italy	195,992	2,751,653
Equinor ASA	Norway	75,731	1,366,649
Neste Oil OYJ	Finland	10,702	426,169
OMV AG	Austria	6,000	299,404
Royal Dutch Shell PLC, B	United Kingdom	246,769	6,482,778
Tenaris SA	Italy	132,166	1,367,410
Total SA	France	112,491	5,507,945

			18,202,008

Financials 14.6%
3i Group PLC	United Kingdom	271,531	3,949,001
Admiral Group PLC	United Kingdom	52,359	1,558,451
Allianz SE	Germany	14,347	3,425,562
Bank of Ireland Group PLC	Ireland	142,355	693,364
Chuo Mitsui Trust Holdings Inc.	Japan	73,500	2,769,093
Direct Line Insurance Group PLC	United Kingdom	382,652	1,703,891
Gjensidige Forsikring ASA	Norway	56,497	1,231,210
Hargreaves Lansdown PLC	United Kingdom	42,475	963,943
Israel Discount Bank Ltd.	Israel	170,891	778,949
Kinnevik AB, B	Sweden	68,701	1,657,643
Legal & General Group PLC	United Kingdom	800,678	3,219,519
[a] M&G PLC	United Kingdom	515,330	1,625,777
Magellan Financial Group Ltd.	Australia	33,286	1,465,782
Medibank Private Ltd.	Australia	580,744	1,193,184
Mitsubishi UFJ Lease & Finance Co. Ltd.	Japan	147,800	946,466
Mizrahi Tefahot Bank Ltd.	Israel	34,305	937,511
Natixis SA	France	258,771	1,097,262
ORIX Corp.	Japan	172,500	2,957,370
Partners Group Holding AG.	Switzerland	5,299	4,850,486
Shinsei Bank Ltd.	Japan	51,700	806,210
Singapore Exchange Ltd.	Singapore	222,500	1,411,674
Swedbank AB, A	Sweden	47,376	727,406
Tokyo Century Corp.	Japan	11,500	600,600

			40,570,354

Health Care 15.4%
Alfresa Holdings Corp.	Japan	37,300	766,478
Astellas Pharma Inc.	Japan	128,900	2,319,903
Chugai Pharmaceutical Co. Ltd.	Japan	18,100	1,881,398
Cochlear Ltd.	Australia	9,356	1,489,983
Coloplast AS, B	Denmark	23,229	2,928,936
Fisher & Paykel Healthcare Corp. Ltd.	New Zealand	53,940	806,875
Hoya Corp.	Japan	23,300	2,278,939

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Core Equity (IU) Fund (continued)

	Country	Shares	Value

Common Stocks (continued)
Health Care (continued)
Medipal Holdings Corp.	Japan	50,300	$1,084,206
Novartis AG	Switzerland	56,548	5,341,427
Novo Nordisk AS, B	Denmark	70,855	4,313,349
Orion OYJ	Finland	18,013	851,137
Roche Holding AG	Switzerland	26,590	8,919,177
Sanofi	France	34,557	3,332,698
Sartorius Stedim Biotech	France	6,407	1,151,935
Shionogi & Co. Ltd.	Japan	27,100	1,641,629
Smith & Nephew PLC	United Kingdom	113,916	2,740,299
Sumitomo Dainippon Pharma Co. Ltd.	Japan	18,300	321,337
Suzuken Co. Ltd.	Japan	19,600	765,915

			42,935,621

Industrials 12.3%
Atlas Copco AB	Sweden	32,703	1,016,531
Atlas Copco AB, A	Sweden	52,088	1,843,622
ComfortDelGro Corp. Ltd.	Singapore	555,900	879,375
Geberit AG	Switzerland	6,641	3,504,301
Japan Airlines Co. Ltd.	Japan	41,700	1,190,879
Kamigumi Co. Ltd.	Japan	29,500	637,772
Obayashi Corp.	Japan	175,900	1,968,782
Persol Holdings Co. Ltd.	Japan	37,900	694,178
Randstad NV	Netherlands	32,626	1,880,283
Recruit Holdings Co. Ltd.	Japan	51,800	2,057,183
RELX PLC	United Kingdom	128,798	3,416,469
SGS SA	Switzerland	1,422	4,112,953
Societe BIC SA	France	6,835	462,064
Sumitomo Heavy Industries Ltd.	Japan	29,700	803,510
Toppan Printing Co. Ltd.	Japan	77,500	1,570,381
West Japan Railway Co.	Japan	44,400	3,799,452
Wolters Kluwer NV	Netherlands	52,048	3,920,956
Yangzijiang Shipbuilding Holdings Ltd.	Singapore	618,900	424,846

			34,183,537

Information Technology 6.3%
Advantest Corp.	Japan	16,100	872,037
[a] Adyen NV	Netherlands	719	662,705
[a] Check Point Software Technologies Ltd.	Israel	18,000	2,057,580
[a] CyberArk Software Ltd.	Israel	5,900	815,557
Fujitsu Ltd.	Japan	20,300	2,175,635
Halma PLC	United Kingdom	64,311	1,784,640
Hitachi Ltd.	Japan	54,700	2,135,003
NEC Corp.	Japan	25,200	1,144,028
Oracle Corp. Japan	Japan	10,400	915,488
Otsuka Corp.	Japan	23,000	912,572
The Sage Group PLC	United Kingdom	194,601	1,894,134
Tokyo Electron Ltd.	Japan	9,100	2,057,209

			17,426,588

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Core Equity (IU) Fund (continued)

	Country	Shares	Value

Common Stocks (continued)
Materials 5.6%
Air Water Inc.	Japan	40,500	$568,401
BHP Group Ltd.	Australia	89,469	2,303,834
BHP Group PLC	United Kingdom	68,385	1,488,171
Boliden AB	Sweden	20,971	497,861
EMS-Chemie Holding AG	Switzerland	2,279	1,491,090
Evraz PLC	Russia	143,031	663,917
Fortescue Metals Group Ltd.	Australia	213,840	1,583,971
Rio Tinto Ltd.	Australia	41,253	2,676,638
Rio Tinto PLC	Australia	33,642	1,798,571
Showa Denko K.K	Japan	20,800	513,403
Taiheiyo Cement Corp.	Japan	32,900	905,869
Tosoh Corp.	Japan	69,500	1,008,752

			15,500,478

Real Estate 5.3%
Aroundtown SA	Germany	165,117	1,563,274
Daito Trust Construction Co. Ltd.	Japan	4,300	512,032
Dexus	Australia	88,012	742,602
Gecina SA	France	12,247	2,314,673
Goodman Group	Australia	182,410	1,805,707
Link REIT	Hong Kong	83,200	846,481
Segro PLC	United Kingdom	305,932	3,672,767
Sun Hung Kai Properties Ltd.	Hong Kong	106,500	1,499,121
Swire Pacific Ltd., A	Hong Kong	64,500	571,914
Wheelock and Co. Ltd.	Hong Kong	225,000	1,380,742

			14,909,313

Utilities 2.7%
AGL Energy Ltd.	Australia	40,448	536,754
Endesa SA	Spain	89,868	2,467,737
Red Electrica Corp. SA	Spain	121,546	2,431,900
[a] Tokyo Electric Power Co. Holdings Inc.	Japan	69,500	278,962
Veolia Environnement SA	France	64,641	1,912,864

			7,628,217

Total Common Stocks (Cost $256,920,141)			275,454,004

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Core Equity (IU) Fund (continued)

	Country	Shares	Value

Preferred Stocks (Cost $863,948) 0.3%
Materials 0.3%
[c] Fuchs Petrolub SE, 2.377%, pfd	Germany	19,026	$843,283

Total Investments (Cost $257,784,089) 99.2%			276,297,287
Other Assets, less Liabilities 0.8%			2,149,707

Net Assets 100.0%			$278,446,994

See Abbreviations on page 32.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2020, the aggregate value of these securities was $734,966, representing 0.3% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin U.S. Core Equity (IU) Fund

Six Months Ended January 31, 2020 (unaudited)[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00

Income from investment operations[b]:

Net investment income[c]	0.09

Net realized and unrealized gains (losses)	0.90

Total from investment operations	0.99

Less distributions from:

Net investment income	(0.08)

Net asset value, end of period	$10.91

Total return[d]	9.91%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.03%

Expenses net of waiver and payments by affiliates	—%

Net investment income	1.68%

Supplemental data

Net assets, end of period (000’s)	$546,252

Portfolio turnover rate	22.27%

aFor the period August 19, 2019 (effective date) to January 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

15	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, January 31, 2020 (unaudited)

Franklin U.S. Core Equity (IU) Fund

	Shares/ Rights	Value

Common Stocks and Other Equity Interests 99.8%
Communication Services 7.4%
[a] Alphabet Inc., A	6,095	$8,732,794
[a] Alphabet Inc., C	7,078	10,151,480
[a] Electronic Arts Inc.	21,555	2,326,216
[a] Facebook Inc., A	60,605	12,236,755
[a] Match Group Inc.	9,913	775,395
TripAdvisor Inc.	19,088	521,484
Verizon Communications Inc.	69,430	4,126,919
ViacomCBS Inc., B	38,230	1,304,790

		40,175,833

Consumer Discretionary 9.6%
[a] Amazon.com Inc.	4,838	9,718,187
[a] AutoZone Inc.	3,904	4,130,276
Best Buy Co. Inc.	41,508	3,515,312
Darden Restaurants Inc.	11,675	1,359,320
[a] Grand Canyon Education Inc.	8,510	666,163
H&R Block Inc.	36,887	855,778
[a] Lululemon Athletica Inc.	17,886	4,281,730
NIKE Inc., B	85,146	8,199,560
[a] O’Reilly Automotive Inc.	2,231	906,009
PulteGroup Inc.	46,183	2,062,071
Ross Stores Inc.	19,387	2,175,028
[a] Skechers USA Inc., A	14,132	528,395
Starbucks Corp.	44,876	3,806,831
The TJX Cos. Inc.	52,370	3,091,925
Tractor Supply Co.	21,586	2,006,419
[a] Ulta Beauty Inc.	4,995	1,338,210
Williams-Sonoma Inc.	14,157	992,123
Yum! Brands Inc.	26,467	2,799,415

		52,432,752

Consumer Staples 7.4%
Clorox Co.	22,818	3,589,500
Colgate-Palmolive Co.	81,309	5,998,978
Estee Lauder Cos. Inc., A	18,046	3,521,857
Flowers Foods Inc.	35,271	759,385
The Hershey Co.	26,170	4,060,799
The J. M. Smucker Co.	13,223	1,370,035
The Kroger Co.	67,158	1,803,864
[a] Monster Beverage Corp.	17,343	1,155,044
PepsiCo Inc.	36,347	5,162,001
The Procter & Gamble Co.	95,054	11,845,629
Tyson Foods Inc.	11,368	939,338

		40,206,430

franklintempleton.com	Semiannual Report	16

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Core Equity (IU) Fund (continued)

	Shares/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Energy 2.8%
Cabot Oil & Gas Corp., A	74,635	$1,051,607
Chevron Corp.	53,894	5,774,203
EOG Resources Inc.	52,928	3,858,981
Exxon Mobil Corp.	75,087	4,664,404

		15,349,195

Financials 12.3%
The Allstate Corp.	15,563	1,844,838
Ameriprise Financial Inc.	22,316	3,691,290
[a] Arch Capital Group Ltd.	69,423	3,065,720
Assured Guaranty Ltd.	17,460	800,366
[a] Athene Holding Ltd., A	26,527	1,155,516
Chimera Investment Corp.	53,827	1,141,132
Chubb Ltd.	11,883	1,806,097
Eaton Vance Corp.	20,224	925,248
Erie Indemnity Co., A	4,456	741,924
Evercore Inc.	7,153	548,063
FactSet Research Systems Inc.	6,790	1,942,687
Fidelity National Financial Inc.	32,809	1,599,439
First American Financial Corp.	19,758	1,224,601
Invesco Ltd.	71,448	1,236,051
Lincoln National Corp.	36,149	1,969,398
LPL Financial Holdings Inc.	14,841	1,367,301
MarketAxess Holdings Inc.	4,913	1,740,086
MetLife Inc.	45,296	2,251,664
MFA Financial Inc.	81,248	633,734
MGIC Investment Corp.	64,141	884,504
Moody’s Corp.	29,796	7,651,315
Morningstar Inc.	7,028	1,102,623
Old Republic International Corp.	51,043	1,151,020
The Progressive Corp.	20,499	1,654,064
S&P Global Inc.	44,625	13,107,701
Santander Consumer USA Holdings Inc.	20,456	544,539
SEI Investments Co.	23,382	1,525,909
Synchrony Financial	80,352	2,604,208
T. Rowe Price Group Inc.	41,796	5,581,020
W. R. Berkley Corp.	25,797	1,896,854

		67,388,912

Health Care 13.3%
AbbVie Inc.	43,043	3,487,344
Agilent Technologies Inc.	6,720	554,803
[a] Align Technology Inc.	9,917	2,549,661
Amgen Inc.	15,842	3,422,664
[a] Biogen Inc.	22,725	6,109,616
Bristol-Myers Squibb Co.	44,249	2,785,474
[a] Bristol-Myers Squibb Co., rts	43,509	151,411

17	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Core Equity (IU) Fund (continued)

	Shares/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Health Care (continued)
Bruker Corp.	18,494	$914,898
Cerner Corp.	57,401	4,123,114
Chemed Corp.	2,816	1,315,185
The Cooper Cos. Inc.	8,816	3,058,182
Danaher Corp.	40,217	6,469,709
[a] Edwards Lifesciences Corp.	14,786	3,250,850
Eli Lilly & Co.	23,578	3,292,432
[a] Exelixis Inc.	32,052	551,294
[a] Henry Schein Inc.	17,957	1,237,956
[a] IDEXX Laboratories Inc.	15,396	4,172,470
[a] Masimo Corp.	8,529	1,455,047
Medtronic PLC	47,696	5,506,026
Merck & Co. Inc.	73,057	6,241,990
[a] Mettler-Toledo International Inc.	4,432	3,355,822
[a] Regeneron Pharmaceuticals Inc.	3,616	1,221,991
Stryker Corp.	7,651	1,612,066
[a] Varian Medical Systems Inc.	4,094	575,494
[a] Veeva Systems Inc.	23,078	3,383,466
West Pharmaceutical Services Inc.	13,249	2,066,181

		72,865,146

Industrials 9.6%
Acuity Brands Inc.	3,942	464,643
AGCO Corp.	11,876	832,983
Allison Transmission Holdings Inc.	20,003	884,132
Amerco	3,147	1,168,387
Carlisle Cos. Inc.	10,173	1,589,328
Cintas Corp.	2,676	746,524
[a] Copart Inc.	28,900	2,932,194
Crane Co.	18,298	1,563,747
Cummins Inc.	27,871	4,458,524
Graco Inc.	29,875	1,587,856
HEICO Corp.	7,058	864,111
HEICO Corp., A	13,815	1,328,312
Honeywell International Inc.	46,918	8,127,136
[a] IHS Markit Ltd.	7,395	583,170
Ingersoll-Rand PLC	3,930	523,594
KAR Auction Services Inc.	24,033	505,174
Landstar System Inc.	7,124	788,983
Lockheed Martin Corp.	32,029	13,712,255
ManpowerGroup Inc.	10,785	986,720
Northrop Grumman Corp.	9,217	3,452,412
Oshkosh Corp.	12,305	1,058,722
Robert Half International Inc.	20,979	1,220,348
Spirit AeroSystems Holdings Inc.	6,112	399,236
[a] Teledyne Technologies Inc.	6,481	2,365,954

franklintempleton.com	Semiannual Report	18

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Core Equity (IU) Fund (continued)

	Shares/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Industrials (continued)
W.W. Grainger Inc.	1,846	$558,729

		52,703,174

Information Technology 27.2%
Accenture PLC, A	66,486	13,643,592
[a] Akamai Technologies Inc.	29,122	2,718,539
Amdocs Ltd.	24,535	1,765,293
[a] ANSYS Inc.	15,145	4,154,728
Apple Inc.	68,108	21,080,107
[a] Aspen Technology Inc.	12,486	1,485,584
Automatic Data Processing Inc.	24,937	4,273,952
Booz Allen Hamilton Holding Corp.	24,695	1,927,198
[a] CACI International Inc., A	4,449	1,189,841
[a] Cadence Design Systems Inc.	50,403	3,634,560
Citrix Systems Inc.	22,731	2,755,452
Dolby Laboratories Inc., A	7,910	548,479
[a] Euronet Worldwide Inc.	5,912	931,968
[a] F5 Networks Inc.	10,019	1,223,520
[a] Fair Isaac Corp.	5,136	2,066,624
Intel Corp.	77,843	4,976,503
Intuit Inc.	45,114	12,649,063
[a] Manhattan Associates Inc.	11,653	995,865
Mastercard Inc., A	30,372	9,595,730
Microsoft Corp.	199,715	33,997,484
Oracle Corp.	123,577	6,481,614
Skyworks Solutions Inc.	5,237	592,567
SYNNEX Corp.	4,274	588,786
[a] Synopsys Inc.	27,005	3,983,508
Texas Instruments Inc.	40,327	4,865,453
[a] VeriSign Inc.	19,042	3,963,402
[a] VMware Inc., A	13,920	2,060,995
Xilinx Inc.	5,336	450,785

		148,601,192

Materials 3.8%
Air Products and Chemicals Inc.	31,536	7,527,959
AptarGroup Inc.	11,591	1,338,876
Avery Dennison Corp.	3,947	518,004
Ecolab Inc.	24,328	4,770,964
LyondellBasell Industries NV, A	48,211	3,753,708
NewMarket Corp.	1,240	545,129
Packaging Corp. of America	4,602	440,642
Reliance Steel & Aluminum Co.	11,789	1,353,377
The Sherwin-Williams Co.	903	502,962

		20,751,621

19	Semiannual Report	franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Core Equity (IU) Fund (continued)

	Shares/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Real Estate 4.3%
[a] CBRE Group Inc.	33,953	$2,072,831
EPR Properties	13,930	994,184
Equity Commonwealth	21,789	714,461
Equity Lifestyle Properties Inc.	31,392	2,283,768
Gaming and Leisure Properties Inc.	31,294	1,478,798
Host Hotels & Resorts Inc.	131,062	2,141,553
Lamar Advertising Co., A	15,403	1,429,552
Medical Properties Trust Inc.	156,929	3,475,977
Public Storage	26,837	6,005,047
Service Properties Trust	29,475	636,071
Vornado Realty Trust	31,302	2,058,733

		23,290,975

Utilities 2.1%
Ameren Corp.	44,382	3,641,543
American Water Works Co. Inc.	32,729	4,457,690
Atmos Energy Corp.	4,710	551,211
National Fuel Gas Co.	29,060	1,255,101
UGI Corp.	37,745	1,569,815

		11,475,360

Total Common Stocks and Other Equity Interests (Cost $ 505,225,883) 99.8%		545,240,590
Other Assets, less Liabilities 0.2%		1,011,646

Net Assets 100.0%.		$546,252,236

aNon-income producing.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	20

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

January 31, 2020 (unaudited)

	Franklin Emerging Market Core Equity (IU) Fund	Franklin International Core Equity (IU) Fund	Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$159,474,889	$257,784,089	$505,225,883
Value - Unaffiliated issuers	$157,289,158	$276,297,287	$545,240,590
Cash	2,162,501	—	—
Receivables:
Investment securities sold	—	10,722,844	3,833,574
Dividends	353,598	176,309	485,706
Affiliates	49,696	29,641	24,819
Offering costs	17,392	17,552	17,391
Total assets.	159,872,345	287,243,633	549,602,080
Liabilities:
Payables:
Professional fees	24,199	24,202	16,760
Offering costs	15,648	17,771	18,383
Funds advanced by custodian	—	8,752,823	3,311,439
Accrued expenses and other liabilities	1,877	1,843	3,262
Total liabilities	41,724	8,796,639	3,349,844
Net assets, at value	$159,830,621	$278,446,994	$546,252,236
Net assets consist of:
Paid-in capital	$162,237,318	$258,383,498	$503,640,272
Total distributable earnings (losses)	(2,406,697)	20,063,496	42,611,964
Net assets, at value	$159,830,621	$278,446,994	$546,252,236
Shares outstanding	15,522,757	25,266,404	50,047,632
Net asset value per share.	$10.30	$11.02	$10.91

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended January 31, 2020 (unaudited)

	Franklin Emerging Market Core Equity (IU) Fund[a]	Franklin International Core Equity (IU) Fund[a]	Franklin U.S. Core Equity (IU) Fund[b]
Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$ 1,150,554	$ 1,816,970	$ 3,603,208
Other income[c]	22,320	—	—
Total investment income	1,172,874	1,816,970	3,603,208
Expenses:
Custodian fees (Note 4)	924	4,056	1,839
Reports to shareholders	1,716	1,591	1,584
Registration and filing fees	223	111	111
Professional fees	28,293	28,428	21,137
Trustees’ fees and expenses	16	65	667
Organization costs	37,121	36,800	45,123
Amortization of offering costs	17,487	17,648	17,485
Other	1,123	1,259	732
Total expenses	86,903	89,958	88,678
Expenses waived/paid by affiliates (Note 3d)	(86,903)	(89,958)	(88,678)
Net expenses	—	—	—
Net investment income	1,172,874	1,816,970	3,603,208
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	(564,413)	2,461,817	2,159,600
Foreign currency transactions.	(123,739)	366,818	—
Net realized gain (loss)	(688,152)	2,828,635	2,159,600
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(2,185,731)	18,513,198	40,014,707
Translation of other assets and liabilities denominated in foreign currencies	(9,958)	14,087	—
Net change in unrealized appreciation (depreciation)	(2,195,689)	18,527,285	40,014,707
Net realized and unrealized gain (loss)	(2,883,841)	21,355,920	42,174,307
Net increase (decrease) in net assets resulting from operations	$(1,710,967)	$23,172,890	$45,777,515

*Foreign taxes withheld on dividends	$126,300	$188,449	$—

aFor the period August 19, 2019 (effective date) to January 31, 2020.

bFor the period August 1, 2019 (commencement of operations) to January 31, 2020.

cOther income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Emerging Market Core Equity (IU) Fund	Franklin International Core Equity (IU) Fund

	Six Months Ended January 31, 2020 (unaudited)[a]	Six Months Ended January 31, 2020 (unaudited)[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,172,874	$ 1,816,970
Net realized gain (loss)	(688,152)	2,828,635
Net change in unrealized appreciation (depreciation)	(2,195,689)	18,527,285
Net increase (decrease) in net assets resulting from operations	(1,710,967)	23,172,890
Distributions to shareholders	(695,730)	(3,109,394)
Capital share transactions (Note 2)	162,237,318	258,383,498
Net increase (decrease) in net assets	159,830,621	278,446,994
Net assets:
End of period	$159,830,621	$278,446,994

aFor the period August 19, 2019 (effective date) to January 31, 2020.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

Franklin U.S. Core Equity (IU) Fund

Six Months Ended January 31, 2020 (unaudited)[b]

Increase (decrease) in net assets:
Operations:
Net investment income	$ 3,603,208
Net realized gain (loss)	2,159,600
Net change in unrealized appreciation (depreciation)	40,014,707
Net increase (decrease) in net assets resulting from operations	45,777,515
Distributions to shareholders	(3,165,551)
Capital share transactions (Note 2)	503,640,272
Net increase (decrease) in net assets	546,252,236
Net assets:
End of period	$546,252,236

bFor the period August 1, 2019 (commencement of operations) to January 31, 2020.

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

Effective August 1, 2019, the Trust commenced operations of the Franklin U.S. Core Equity (IU) Fund and effective August 19, 2019, it commenced operations of the Franklin International Core Equity (IU) Fund and Franklin Emerging Market Core Equity (IU) Fund upon each Fund’s effective date with the SEC. The Franklin U.S. Core Equity (IU) Fund, prior to its effective date with the SEC, issued its fund shares in private placements and were exempt from registration under the Securities Act of 1933.

The following summarizes the Funds’ significant accounting policies.

a.	Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At January 31, 2020, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.	Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

d. Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

e.	Organization and Offering Costs

Organization costs were expensed as incurred. Offering costs are amortized on a straight line basis over twelve months.

f.	Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At January 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Emerging Market Core Equity (IU) Fund		Franklin International Core Equity (IU) Fund
	Shares	Amount	Shares	Amount
Period ended January 31, 2020[a]
Shares sold	15,655,355	$163,708,488	26,517,059	$272,273,842
Shares issued in reinvestment of distributions	67,402	686,830	290,217	3,088,894
Shares redeemed	(200,000)	(2,158,000)	(1,540,872)	(16,979,238)
Net increase (decrease)	15,522,757	$162,237,318	25,266,404	$258,383,498

	Franklin U.S. Core Equity (IU) Fund
	Shares	Amount
Period ended January 31, 2020[b]
Shares sold	50,749,216	$511,531,181
Shares issued in reinvestment of distributions	306,738	3,150,430
Shares redeemed	(1,008,322)	(11,041,339)
Net increase (decrease)	50,047,632	$503,640,272

aFor the period August 19, 2019 (effective date) to January 31, 2020.

bFor the period August 1, 2019 (commencement of operations) to January 31, 2020.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or trustees of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.	Management Fees

Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services. Advisers and its affiliates, receive compensation from the investment companies that invest in the Funds.

b.	Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The Funds do not pay a fee for these services.

c.	Transfer Agent Fees

Investor Services provides shareholder services to the Funds. The Funds do not pay a fee for these services.

d.	Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Funds do not exceed 0.00%, based on the average net assets until November 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the Funds to offset these estimated indirect expenses. Payments by Advisers for the period ended January 31, 2020, are reflected as other income in the Statements of Operations.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

e.	Other Affiliated Transactions

At January 31, 2020, Franklin Fund Allocator Series owned a percentage of the Funds’ outstanding shares as follows:

	Shares	Percentage of Outstanding Shares

Franklin Emerging Market Core Equity (IU) Fund

Franklin Conservative Allocation Fund	2,393,786	15.4%

Franklin Growth Allocation Fund	5,095,917	32.8%

Franklin Moderate Allocation Fund	5,769,854	37.2%

Franklin International Core Equity (IU) Fund

Franklin Conservative Allocation Fund	3,701,269	14.6%

Franklin Growth Allocation Fund	8,335,556	33.0%

Franklin Moderate Allocation Fund	9,238,955	36.6%

Franklin U.S. Core Equity (IU) Fund

Franklin Conservative Allocation Fund	7,960,674	15.9%

Franklin Growth Allocation Fund	16,620,532	33.2%

Franklin Moderate Allocation Fund	18,887,933	37.7%

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended January 31, 2020, there were no credits earned.

5. Income Taxes

At January 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Emerging Market Core Equity (IU) Fund	Franklin International Core Equity (IU) Fund	Franklin U.S. Core Equity (IU) Fund
Cost of investments	$159,474,889	$259,202,083	$505,225,883

Unrealized appreciation	$ 4,485,866	$ 23,928,703	$ 48,645,562
Unrealized depreciation	(6,671,597)	(6,833,499)	(8,630,855)

Net unrealized appreciation (depreciation)	$ (2,185,731)	$ 17,095,204	$ 40,014,707

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, corporate actions, and wash sales.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Investment Transactions

Purchases and sales of investments for the period ended January 31, 2020, were as follows:

	Franklin Emerging Market Core Equity (IU) Fund	Franklin International Core Equity (IU) Fund	Franklin U.S. Core Equity (IU) Fund

Purchases	$199,300,959	$337,240,326	$587,988,667

Sales	$ 39,261,658	$ 81,918,053	$ 82,746,934

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Funds’ ability to sell these securities. At January 31, 2020, Franklin Emerging Market Core Equity (IU) Fund had 5.7% of its net assets invested in Russia. The remaining Funds in the Trust did not have a significant investment in Russia.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Fair Value Measurements (continued)

A summary of inputs used as of January 31, 2020, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Communication Services	$17,238,761	$1,475,004	$—	$18,713,765
Consumer Discretionary	21,940,533	3,786,320	—	25,726,853
Consumer Staples	5,240,661	2,986,909	—	8,227,570
Energy.	5,912,272	154,769	—	6,067,041
Financials	37,892,043	5,744,102	—	43,636,145
Industrials	4,148,260	441,996	—	4,590,256
Information Technology	11,012,577	20,216,880	—	31,229,457
Materials	7,426,033	436,292	—	7,862,325
Real Estate	4,245,973	387,751	—	4,633,724
All Other Equity Investments	6,602,022	—	—	6,602,022

Total Investments in Securities	$121,659,135	$35,630,023	$—	$157,289,158

Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Communication Services	$9,992,212	$11,395,587	$—	$21,387,799
Consumer Discretionary	13,360,628	20,618,119	—	33,978,747
Consumer Staples	11,727,954	17,003,389	—	28,731,343
Energy.	9,926,411	8,275,596	—	18,202,007
Financials	10,893,460	29,676,892	—	40,570,352
Health Care	15,544,438	27,391,183	—	42,935,621
Industrials	18,985,440	15,198,098	—	34,183,538
Information Technology	13,747,815	3,678,775	—	17,426,590
Materials	2,996,425	13,347,336	—	16,343,761
Real Estate	7,124,962	7,784,350	—	14,909,312
Utilities.	2,191,826	5,436,391	—	7,628,217

Total Investments in Securities	$116,491,571	$159,805,716	$—	$276,297,287

Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$545,240,590	$—	$—	$545,240,590

Total Investments in Securities	$545,240,590	$—	$—	$545,240,590

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks and management investment companies as well as other equity interests.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Currency

ADR       American Depositary Receipt

ETF        Exchange Traded Fund

GDR      Global Depositary Receipt

IDR        International Depository Receipt

REIT      Real Estate Investment Trust

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FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN FUND ALLOCATOR SERIES Franklin U.S. Core Equity (IU) Fund Franklin International Core Equity (IU) Fund Franklin Emerging Market Core Equity (IU) Fund (each a Fund)

At an in-person meeting held on May 21, 2019 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (Management Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Management Agreement.

In considering the approval of the Management Agreement, the Board reviewed and considered information provided by the Manager in connection with the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (1) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as each Fund grows. The Board also reviewed and considered the form of Management Agreement and the terms of the Management Agreement which were discussed at the Meeting.

In approving the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreement are fair and reasonable and that the approval of such Management Agreement is in the interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to each Fund and its shareholders. This information included, among other things, management’s explanation that the

Funds initially will be used as core investment strategy “building blocks” solely by other US registered proprietary funds, each Fund’s proposed investment strategies and the ability of the Manager to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Funds; the Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the Franklin Templeton family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to each Fund and its shareholders.

Fund Performance

The Board noted that, as the Funds have not yet commenced investment operations, there was no investment performance for the Funds. The Board considered the proposed performance benchmark for each Fund and how such benchmark would be utilized to measure performance of the Manager.

Comparative Fees and Expenses

The Board reviewed and considered information regarding whether an investment management fee would be charged to each Fund by the Manager. In particular, the Board noted that, pursuant to the Management Agreement, the Manager will provide general investment management and administrative services to each Fund for a zero management fee. The Board also noted that the Manager will assume all expenses incurred by each Fund (including acquired fund fees and expenses), excluding certain non-routine expenses, such as those relating to litigation, indemnification, reorganizations and liquidations, incurred by each Fund. The Board further noted that comparative fee data for the Funds customarily prepared by Broadridge Financial Services, Inc. was not provided because the Funds will have a zero management fee. The Board concluded that the proposed management fee for each Fund is reasonable.

Profitability

The Board then noted that the Manager (and its affiliates)

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FRANKLIN FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

could not report any financial results from their relationships with the Funds because the Funds had not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s (or its affiliates’) profitability with respect to the Funds.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. In connection with this review, the Trustees noted that because each Fund will pay a zero management fee, the consideration of possible economies of scale in the future was not relevant.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including a majority of the Independent Trustees, approved the Management Agreement for each Fund for an initial two-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC.

Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.    N/A

Item 5. Audit Committee of Listed Registrants.    N/A

Item 6. Schedule of Investments.    N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed- End Management Investment Companies.    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.    N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.    N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.    N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration

Date March 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration

Date March 31, 2020

By	S\GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date March 31, 2020